Business Combinations (Acquisition of 7Road, Allocation of Consideration of Assets Acquired and Liabilities Assumed Based on Fair Values) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Jun. 01, 2011 Shenzhen 7Road [Member]	May 11, 2011 Shenzhen 7Road [Member]	Jun. 01, 2011 Shenzhen 7Road [Member] Completed game [Member]	Jun. 01, 2011 Shenzhen 7Road [Member] Games under development [Member]	Jun. 01, 2011 Shenzhen 7Road [Member] Other identifiable intangible assets acquired [Member]
Business Acquisition [Line Items]
Cash consideration			$ 68,258,000	$ 68,260,000
Contingent consideration, liability	4,162,000	0	28,051,000
Total consideration			96,309,000
Receivables			7,440,000
Other tangible assets			22,213,000
Identifiable intangible assets acquired					20,837,000	3,561,000	986,000
Goodwill	180,252,000	134,921,000	103,366,000
Liabilities assumed			(8,983,000)
Fair value of non-controlling interest and put option			(53,111,000)
Total			$ 96,309,000